Related party and shareholder transactions (Revenues - related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equipment [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party	$ 7	$ 0